Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other accounts payable [Abstract]
Employees and payroll accruals	$ 20	$ 68
Accrued vacation	14	40
Other accounts payable	$ 34	$ 108